INVENTORIES - Balances (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory of MLJV - McClean North
Ore stockpile	$ 1,018
Ore in circuit	135
Uranium in Concentrates	6,847
Inventory of MLJV- historic Sue ore stockpile	2,098	$ 2,098
Mine and mill supplies in MLJV	4,267	3,746
Total inventories	14,365	5,844
Inventories-by balance sheet presentation:
Current	12,267	3,746
Long term-ore in stockpiles	2,098	2,098
Total inventories	$ 14,365	$ 5,844